Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (3.7%)
	CSL Ltd.	659,524	118,791
	Sonic Healthcare Ltd.	649,237	15,340
	Computershare Ltd. (XASX)	784,082	13,224
	Northern Star Resources Ltd.	1,571,113	12,264
	carsales.com Ltd.	515,555	8,618
	Washington H Soul Pattinson & Co. Ltd.	333,980	7,410
	Cleanaway Waste Management Ltd.	3,028,605	5,621
	Steadfast Group Ltd.	1,408,428	5,526
	Altium Ltd.	167,956	4,322
	Technology One Ltd.	381,037	4,037
	Pro Medicus Ltd.	68,380	3,167
	AUB Group Ltd.	126,294	2,440
	Brickworks Ltd.	117,052	2,042
	Bapcor Ltd.	458,817	1,930
	Collins Foods Ltd.	149,730	1,011
			205,743
Belgium (0.4%)
	UCB SA	172,736	15,295
	Sofina SA	21,569	5,129
			20,424
Canada (15.7%)
	Toronto-Dominion Bank	2,502,187	165,010
	Canadian National Railway Co.	818,461	99,210
	Canadian Natural Resources Ltd.	1,502,956	91,398
	Brookfield Corp. Class A	1,948,161	68,004
	Alimentation Couche-Tard Inc.	1,038,693	52,586
	Franco-Nevada Corp.	261,994	38,231
	Agnico Eagle Mines Ltd.	675,157	35,395
	Intact Financial Corp.	238,785	35,277
	Fortis Inc. (XTSE)	658,913	28,087
	Dollarama Inc.	388,783	25,609
	Magna International Inc.	363,568	23,383
	Loblaw Cos. Ltd.	207,247	18,388
	Metro Inc.	320,624	17,256
	Brookfield Asset Management Ltd. Class A	489,676	16,517
	Open Text Corp.	369,933	15,890
	TFI International Inc.	106,423	13,660
	Imperial Oil Ltd.	238,346	12,840
	Stantec Inc.	150,700	10,206
	George Weston Ltd.	88,295	10,168
[1]	Canadian Tire Corp. Ltd. Class A	73,404	10,082
	Toromont Industries Ltd.	111,683	9,515

		Shares	Market Value ($000)
	CCL Industries Inc. Class B	198,427	9,513
	TMX Group Ltd.	378,811	8,417
	Finning International Inc.	204,700	7,051
	Saputo Inc.	332,595	7,022
	Parkland Corp.	238,837	6,522
	Empire Co. Ltd. Class A	218,311	5,929
	Boyd Group Services Inc.	29,160	5,357
	Quebecor Inc. Class B	209,795	5,136
	Premium Brands Holdings Corp. Class A	50,449	4,105
	Stella-Jones Inc.	69,675	3,538
	Maple Leaf Foods Inc.	99,879	2,084
	goeasy Ltd.	17,219	1,661
	Enghouse Systems Ltd.	57,742	1,308
	Cogeco Communications Inc.	25,787	1,307
	Badger Infrastructure Solutions Ltd.	46,911	1,142
[1]	Savaria Corp.	67,180	851
	Adentra Inc.	22,977	607
			868,262
China (0.4%)
	Wuliangye Yibin Co. Ltd. Class A	422,700	10,737
	CSPC Pharmaceutical Group Ltd.	11,354,000	9,484
	Jiangsu King's Luck Brewery JSC Ltd. Class A	135,600	1,162
	Angel Yeast Co. Ltd. Class A	90,200	468
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	236,300	455
	Valiant Co. Ltd. Class A	104,700	269
	Suofeiya Home Collection Co. Ltd. Class A	92,300	248
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	24,100	120
			22,943
Denmark (5.5%)
	Novo Nordisk A/S Class B	1,438,867	232,021
	DSV A/S	245,425	49,119
	Coloplast A/S Class B	162,479	20,197
	Royal Unibrew A/S	58,441	5,051
			306,388
Finland (0.1%)
	Huhtamaki OYJ	130,668	4,645
	Revenio Group OYJ	36,618	1,295
			5,940
France (5.5%)
	Sanofi	1,570,464	167,544
	Schneider Electric SE	780,942	139,299
			306,843
Germany (6.0%)
	SAP SE	1,495,104	203,950
	Deutsche Boerse AG	259,757	49,770
	Symrise AG Class A	181,437	19,819
	Fresenius SE & Co. KGaA	561,837	17,632
	Brenntag SE	210,857	16,359
	Nemetschek SE	75,875	5,521
	Bechtle AG	111,959	4,928
	LANXESS AG	118,440	3,994
	FUCHS SE Preference Shares	83,568	3,459
	FUCHS SE	61,869	2,042
	Atoss Software AG	5,272	1,280
	Cewe Stiftung & Co. KGaA	7,335	758
	STRATEC SE	9,712	545

		Shares	Market Value ($000)
	MBB SE	2,995	260
			330,317
Hong Kong (3.4%)
	AIA Group Ltd.	15,874,560	158,821
	Techtronic Industries Co. Ltd.	2,507,564	28,487
			187,308
India (7.0%)
	Reliance Industries Ltd.	4,703,064	145,997
	Infosys Ltd. ADR	2,961,325	49,336
	Hindustan Unilever Ltd.	1,216,937	37,908
	Infosys Ltd.	1,926,796	31,890
	Asian Paints Ltd.	615,057	25,265
	ITC Ltd.	4,068,003	23,051
	UltraTech Cement Ltd.	157,761	15,967
*,2	Jio Financial Services Ltd.	4,703,064	14,973
	Nestle India Ltd.	48,620	13,333
	Pidilite Industries Ltd.	208,835	6,645
	Tata Elxsi Ltd.	47,850	4,172
	Persistent Systems Ltd.	69,932	4,041
	Astral Ltd. (XNSE)	161,088	3,863
	Sundaram Finance Ltd.	93,478	3,009
	Berger Paints India Ltd.	335,541	2,787
	KEI Industries Ltd.	75,719	2,240
	CRISIL Ltd.	33,499	1,596
	Balaji Amines Ltd.	15,097	402
	Caplin Point Laboratories Ltd.	34,284	379
			386,854
Indonesia (0.8%)
	Bank Central Asia Tbk PT	75,808,500	45,912
Ireland (0.4%)
	Kerry Group plc Class A	212,819	21,144
Israel (0.0%)
	Elco Ltd.	12,673	461
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	137,000	7,075
	Interpump Group SpA	112,882	6,142
	DiaSorin SpA	35,847	4,022
	Buzzi SpA	127,473	3,622
	Reply SpA	30,875	3,345
			24,206
Japan (17.3%)
	Sony Group Corp.	1,723,600	161,443
	Shin-Etsu Chemical Co. Ltd.	2,765,720	91,116
	Tokio Marine Holdings Inc.	2,746,200	63,149
	Murata Manufacturing Co. Ltd.	876,300	52,054
	Nippon Telegraph & Telephone Corp.	40,715,743	46,690
	Seven & i Holdings Co. Ltd.	1,088,300	45,148
	Astellas Pharma Inc.	2,494,500	36,475
	Terumo Corp.	1,020,376	33,416
	Asahi Group Holdings Ltd.	690,343	27,137
	Kao Corp.	636,100	24,166
	Unicharm Corp.	600,680	22,224
[1]	Sekisui House Ltd.	930,900	18,992
	Nomura Research Institute Ltd.	598,400	17,003
	Shionogi & Co. Ltd.	382,500	16,030

	Shares	Market Value ($000)
Obic Co. Ltd.	92,500	15,137
Nitto Denko Corp.	207,500	14,756
Nitori Holdings Co. Ltd.	119,501	14,633
Pan Pacific International Holdings Corp.	726,064	14,355
M3 Inc.	583,760	13,499
NTT Data Group Corp.	878,667	12,223
Yakult Honsha Co. Ltd.	219,900	12,201
Nissan Chemical Corp.	190,132	8,544
TIS Inc.	309,260	7,844
Chiba Bank Ltd.	999,400	7,027
Nippon Sanso Holdings Corp.	287,900	6,962
Hulic Co. Ltd.	816,775	6,954
Kurita Water Industries Ltd.	144,800	5,823
Azbil Corp.	173,540	5,476
GMO Payment Gateway Inc.	60,700	4,631
Nisshin Seifun Group Inc.	357,700	4,436
Alfresa Holdings Corp.	275,900	4,400
Kobayashi Pharmaceutical Co. Ltd.	79,600	4,376
Goldwin Inc.	50,500	4,147
MonotaRO Co. Ltd.	333,967	4,076
Hikari Tsushin Inc.	27,200	4,036
Nomura Real Estate Holdings Inc.	155,980	3,869
Lion Corp.	400,134	3,823
Tokyo Tatemono Co. Ltd.	284,800	3,806
Open House Group Co. Ltd.	99,400	3,782
SCSK Corp.	213,700	3,553
Rinnai Corp.	161,552	3,517
COMSYS Holdings Corp.	164,200	3,282
Itochu Techno-Solutions Corp.	128,303	3,252
Oracle Corp. Japan	44,800	3,140
EXEO Group Inc.	149,000	3,098
SHO-BOND Holdings Co. Ltd.	69,984	2,842
Sundrug Co. Ltd.	95,124	2,808
Tokyo Century Corp.	67,900	2,659
Zenkoku Hosho Co. Ltd.	75,400	2,647
Welcia Holdings Co. Ltd.	139,000	2,616
Yamaguchi Financial Group Inc.	320,567	2,493
Fuyo General Lease Co. Ltd.	30,200	2,492
Fuji Soft Inc.	70,840	2,360
Nippon Gas Co. Ltd.	156,267	2,300
Morinaga & Co. Ltd.	67,000	2,175
NSD Co. Ltd.	97,800	1,916
Maruwa Co. Ltd.	11,100	1,843
Ship Healthcare Holdings Inc.	112,167	1,817
Nichias Corp.	86,800	1,784
TS Tech Co. Ltd.	138,000	1,783
Fujitsu General Ltd.	84,100	1,756
Japan Material Co. Ltd.	94,700	1,675
Mizuho Leasing Co. Ltd.	48,667	1,671
Aeon Mall Co. Ltd.	129,334	1,599
Takeuchi Manufacturing Co. Ltd.	48,500	1,520
Mani Inc.	113,000	1,453
Kissei Pharmaceutical Co. Ltd.	65,800	1,393
PALTAC Corp.	40,354	1,356
Shoei Co. Ltd.	74,100	1,347
Kandenko Co. Ltd.	148,534	1,303
Tokyo Steel Manufacturing Co. Ltd.	105,700	1,279
DTS Corp.	50,400	1,191

	Shares	Market Value ($000)
Information Services International-Dentsu Ltd.	32,900	1,167
Funai Soken Holdings Inc.	61,900	1,149
Riken Keiki Co. Ltd.	30,300	1,146
Workman Co. Ltd.	31,026	1,132
TKC Corp.	43,000	1,118
Benefit One Inc.	106,400	1,099
Raito Kogyo Co. Ltd.	74,100	1,073
Nojima Corp.	106,000	1,035
Valor Holdings Co. Ltd.	68,812	1,033
AZ-COM Maruwa Holdings Inc.	74,734	1,028
Takara Standard Co. Ltd.	76,767	1,006
Create SD Holdings Co. Ltd.	35,400	875
Noevir Holdings Co. Ltd.	22,300	850
Komeri Co. Ltd.	40,267	844
Takara Bio Inc.	68,700	844
Kohnan Shoji Co. Ltd.	33,500	820
Elecom Co. Ltd.	75,032	808
JCU Corp.	33,600	801
Future Corp.	67,547	737
Ai Holdings Corp.	45,770	722
Okinawa Cellular Telephone Co.	33,567	709
Tri Chemical Laboratories Inc.	37,700	700
Kameda Seika Co. Ltd.	22,500	691
eGuarantee Inc.	46,267	687
Hogy Medical Co. Ltd.	31,000	679
Mitsubishi Research Institute Inc.	17,400	659
MCJ Co. Ltd.	82,900	658
Sekisui Jushi Corp.	40,700	640
Yellow Hat Ltd.	47,600	625
Sanyo Chemical Industries Ltd.	19,600	597
Ricoh Leasing Co. Ltd.	18,800	583
Tsurumi Manufacturing Co. Ltd.	31,867	580
Intage Holdings Inc.	45,600	545
S Foods Inc.	22,800	538
Retail Partners Co. Ltd.	46,500	507
Siix Corp.	46,400	502
Osaka Organic Chemical Industry Ltd.	27,000	501
Shizuoka Gas Co. Ltd.	64,500	499
Shin-Etsu Polymer Co. Ltd.	48,134	478
Keihanshin Building Co. Ltd.	53,200	473
Altech Corp.	23,000	457
Fujicco Co. Ltd.	31,634	421
G-Tekt Corp.	32,000	417
Mimasu Semiconductor Industry Co. Ltd.	19,900	416
FULLCAST Holdings Co. Ltd.	25,400	411
Nippon Parking Development Co. Ltd.	260,500	393
Avant Group Corp.	31,334	333
Matsuda Sangyo Co. Ltd.	19,600	321
Densan System Holdings Co. Ltd.	11,667	269
YAKUODO Holdings Co. Ltd.	14,767	263
MarkLines Co. Ltd.	14,100	263
Elan Corp.	42,000	261
Fukui Computer Holdings Inc.	13,700	253
Transaction Co. Ltd.	19,634	245
G-7 Holdings Inc.	26,900	237
Value HR Co. Ltd.	23,600	217
Celsys Inc.	43,534	210
Creek & River Co. Ltd.	13,300	189

		Shares	Market Value ($000)
	Aoyama Zaisan Networks Co. Ltd.	26,600	187
	E-Guardian Inc.	11,500	167
	Digital Information Technologies Corp.	12,600	160
	WDB Holdings Co. Ltd.	10,000	148
	Digital Hearts Holdings Co. Ltd.	13,600	134
	Japan Medical Dynamic Marketing Inc.	18,900	131
	Members Co. Ltd.	9,900	115
	ULS Group Inc.	3,700	99
			955,634
Mexico (0.6%)
	America Movil SAB de CV Series B	27,395,756	28,713
	Grupo Elektra SAB de CV	75,750	5,728
	Grupo Comercial Chedraui SA de CV	195,900	1,147
			35,588
Netherlands (1.0%)
	Wolters Kluwer NV	352,039	44,208
	IMCD NV	77,826	11,793
			56,001
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	792,621	12,101
	EBOS Group Ltd.	219,795	5,267
*	Summerset Group Holdings Ltd.	318,580	2,039
			19,407
Norway (0.1%)
	TOMRA Systems ASA	320,290	4,936
	Borregaard ASA	135,734	2,215
			7,151
Philippines (0.1%)
	International Container Terminal Services Inc.	1,098,880	4,343
South Korea (0.7%)
	NAVER Corp.	203,519	36,261
	LEENO Industrial Inc.	12,113	1,602
	JW Pharmaceutical Corp.	15,795	527
	Interojo Co. Ltd.	14,165	383
	Kyung Dong Navien Co. Ltd.	8,251	376
	DI Dong Il Corp.	19,963	351
	Hanyang Eng Co. Ltd.	16,670	218
			39,718
Sweden (1.8%)
	Assa Abloy AB Class B	1,352,846	32,526
	Hexagon AB Class B	2,912,047	28,235
	Nibe Industrier AB Class B	2,095,117	18,872
	Lifco AB Class B	290,344	5,854
	AAK AB	243,542	4,681
	Fortnox AB	660,771	4,056
	Wihlborgs Fastigheter AB	367,475	2,873
	Atrium Ljungberg AB Class B	71,226	1,397
	Svolder AB Class B	135,025	765
	NP3 Fastigheter AB	41,523	697
			99,956
Switzerland (17.2%)
	Novartis AG (Registered)	2,462,248	257,791
	Nestle SA (Registered)	1,787,201	218,966
	Roche Holding AG	699,700	216,943
	Sika AG (Registered) Class A	210,591	65,544

		Shares	Market Value ($000)
	Givaudan SA (Registered)	10,855	36,641
	Partners Group Holding AG	31,022	34,826
	Geberit AG (Registered)	48,686	27,629
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,533	18,749
	Logitech International SA (Registered)	236,681	16,733
	Chocoladefabriken Lindt & Spruengli AG (Registered)	134	16,286
	Roche Holding AG (Bearer)	26,869	8,909
	Temenos AG (Registered)	92,204	7,930
	PSP Swiss Property AG (Registered)	62,335	7,346
	Siegfried Holding AG (Registered)	5,724	5,057
	DKSH Holding AG	48,572	3,919
	Interroll Holding AG (Registered)	1,020	3,263
	Emmi AG (Registered)	2,830	2,770
	ALSO Holding AG (Registered)	8,606	1,969
	Orior AG	8,793	757
	EMS-Chemie Holding AG (Registered)	14	12
			952,040
Taiwan (0.5%)
*	Chailease Holding Co. Ltd.	2,049,582	13,571
	Advantech Co. Ltd.	663,727	8,289
	Sinbon Electronics Co. Ltd.	294,000	3,153
	ASPEED Technology Inc.	40,104	2,967
			27,980
United Kingdom (10.3%)
	Diageo plc	3,186,688	139,074
	RELX plc	2,710,009	91,210
	CRH plc	1,017,504	60,614
	London Stock Exchange Group plc	521,982	56,685
	BAE Systems plc	4,176,327	49,945
	Ashtead Group plc	614,232	45,443
	Sage Group plc	1,504,271	18,094
	Bunzl plc	460,669	17,076
	Halma plc	519,410	14,916
	Croda International plc	194,781	14,747
	Spirax-Sarco Engineering plc	100,523	14,357
	Smurfit Kappa Group plc (XDUB)	355,486	14,067
	DCC plc	138,535	8,021
	Diploma plc	186,406	7,753
	Dechra Pharmaceuticals plc	155,668	7,421
	Spectris plc	149,408	6,742
	Cranswick plc	72,575	3,114
	Clarkson plc	38,160	1,366
	Hilton Food Group plc	101,862	846
	Treatt plc	83,007	689
	Avon Protection plc	43,812	461
			572,641
Total Common Stocks (Cost $5,081,855)			5,503,204

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund, 5.274% (Cost $44,194)	442,005	44,191
Total Investments (100.1%) (Cost $5,126,049)			5,547,395
Other Assets and Liabilities—Net (-0.1%)			(6,425)
Net Assets (100%)			5,540,970
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,896,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $30,954,000 was received for securities on loan, of which $30,952,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	14	3,230	49
MSCI EAFE Index	September 2023	266	29,337	323
MSCI Emerging Markets Index	September 2023	77	4,059	86
Topix Index	September 2023	10	1,636	59
				517

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/20/23	EUR	12,429	USD	13,394	307	—
JPMorgan Chase Bank, N.A.	9/20/23	INR	238,777	USD	2,905	—	(7)
Bank of America, N.A.	9/20/23	INR	20,992	USD	253	1	—
Standard Chartered Bank	9/20/23	JPY	750,000	USD	5,279	35	—
BNP Paribas	9/20/23	JPY	338,181	USD	2,456	—	(60)
Royal Bank of Canada	9/20/23	JPY	203,018	USD	1,485	—	(46)
UBS AG	9/20/23	USD	13,504	CHF	12,129	—	(482)
JPMorgan Chase Bank, N.A.	9/20/23	USD	12,704	EUR	11,563	—	(41)
Royal Bank of Canada	9/20/23	USD	3,709	EUR	3,422	—	(63)
Bank of America, N.A.	9/20/23	USD	2,786	GBP	2,243	—	(93)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/20/23	USD	1,551	HKD	12,121	—	(4)
Bank of America, N.A.	9/20/23	USD	8,065	JPY	1,127,921	73	—
						416	(796)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	903,850	—	—	903,850
Common Stocks—Other	49,336	4,535,045	14,973	4,599,354
Temporary Cash Investments	44,191	—	—	44,191
Total	997,377	4,535,045	14,973	5,547,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	517	—	—	517
Forward Currency Contracts	—	416	—	416
Total	517	416	—	933
Liabilities
Forward Currency Contracts	—	796	—	796
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.